INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 8,877	$ 9,278
Short-term bank deposits	9,396	2,862
Trade receivables (net of allowance for doubtful accounts of $256 and $264 on June 30, 2024 and December 31, 2023, respectively)	9,948	10,898
Inventories	6,440	6,135
Other accounts receivable and prepaid expenses	593	934
Total current assets	35,254	30,107
LONG-TERM ASSETS:
Severance pay fund	55	57
Deferred tax asset, net	964	1,098
Operating lease right-of-use assets	5,965	6,555
Total other assets	6,984	7,710
Property and equipment, net	12,669	9,354
Total long-term assets	19,653	17,064
Total assets	54,907	47,171
CURRENT LIABILITIES:
Trade payables	5,273	7,503
Other accounts payable and accrued expenses	5,214	5,689
Short-term operating lease liabilities	763	789
Total current liabilities	11,250	13,981
LONG-TERM LIABILITIES:
Accrued severance pay	399	447
Long-term operating lease liabilities	5,306	5,871
Total long-term liabilities	5,705	6,318
COMMITMENTS AND CONTINGENT LIABILITIES	0	0
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 3.0 par value – Authorized: 10,000,000 shares on June 30, 2024 and December 31, 2023; Issued and outstanding: 6,708,522 shares on June 30, 2024 and 6,020,693 shares at December 31, 2023	6,006	5,443
Additional paid-in capital	32,597	23,587
Foreign currency translation adjustments	(486)	783
Capital reserves	2,186	1,900
Accumulated deficit	(2,351)	(4,841)
Total shareholders' equity	37,952	26,872
Total liabilities and shareholders' equity	$ 54,907	$ 47,171